Rollforward Of Goodwill By Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Beginning Balance			$ 34,701	$ 23,956
Goodwill adjustments		(480)	(479)
Goodwill arising from acquisitions				10,745
Impairment recognized	(1,700)		(1,661)
Ending Balance	32,561		32,561	34,701
Laboratory services
Goodwill [Line Items]
Beginning Balance			34,701	23,956
Goodwill adjustments			(479)
Goodwill arising from acquisitions				10,745
Impairment recognized			(1,661)
Ending Balance	$ 32,561		$ 32,561	$ 34,701